Performance Management - Q India Equity Fund	Apr. 23, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.